4. CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Note 4. CASH AND CASH EQUIVALENTS	4. CASH AND CASH EQUIVALENTS Cash and cash equivalents consist of cash at bank and in hand of $42,011,899 as at June 30, 2014 (December 31, 2013 - $46,701,216).